UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [   ];      Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Quaker Capital Management Corporation
Address:    The Arrott Building
            401 Wood Street, Suite 1300
            Pittsburgh, PA  15222-1824

13F File Number:  028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David R. Fallgren
Title:            Operations Manager
Phone:            412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren     Pittsburgh, Pennsylvania      May 13, 1999

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT

[   ]       13F NOTICE

[   ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         45

Form 13F Information Table Value Total:         $178,459,000


List of Other Included Managers:

NONE
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                                                      FORM 13F INFORMATION TABLE

       Name of Issuer         Title      CUSIP        Value($)      Shares       Invstmt    Other       Voting Authority
                            Of Class                                             Dscretn    Managers    Shared (All com. stock)

AC Nielsen Corp.               Com     004833109    3,445,417.5    127,020       Defined                     127,020

Aldila Inc.                    Com     014384101    1,157,812.5    617,500       Defined                     617,500

Amer West Hldg Corp. Cl. B     Com     023657208   16,715,143.7    876,860       Defined                     876,860

AngloGold                      Com     356142208    1,089,773.9     54,150       Defined                      54,150

Ashanti Goldfields Co. Ltd.    Com     043743202    5,161,275.0    589,860       Defined                     589,860

Barrick Gold Corp.             Com     067901108      948,845.6     55,610       Defined                      55,610

British Steel Plc Adr F        Com     111015301    3,279,459.3    162,450       Defined                     162,450

Buffets, Inc.                  Com     119882108    8,117,250.0    822,000       Defined                     822,000

Calgon Carbon                  Com     129603106    1,138,656.2    219,500       Defined                     219,500

California Amplifier Inc.      Com     129900106    2,434,375.0    950,000       Defined                     950,000

Catherine Stores               Com     14916F100    2,421,300.0    345,900       Defined                     345,900

Celestial Seasonings Inc.      Com     151016102    5,879,837.5    271,900       Defined                     271,900

Cold Metal Products            Com     192861102      707,700.0    404,400       Defined                     404,400

Cytec Industries Inc.          Com     232820100    7,063,021.8    316,550       Defined                     316,550

Dawson Geophysical             Com     239359102    3,330,337.5    422,900       Defined                     422,900

DSG Intl                       Com     G28471103      288,900.0     96,300       Defined                      96,300

Durakon Industries Inc.        Com     266334101    2,561,093.7    221,500       Defined                     221,500

Emcee Broadcast Products       Com     268650108      961,875.0    405,000       Defined                     405,000

Foster L B Co Class A          Com     350060109    1,772,147.3    383,167       Defined                     383,167

Guilford Mills Inc.            Com     401794102      529,812.5     60,550       Defined                      60,550

Hampshire Group, Ltd           Com     408859106      185,600.0     23,200       Defined                      23,200

II-VI Incorporated             Com     902104108      527,000.0     68,000       Defined                      68,000

Intertan Inc.                  Com     461120107      731,250.0     75,000       Defined                      75,000

Isle Capri Casinos             Com     464592104      798,437.5    175,000       Defined                     175,000

Loews Corporation              Com     540424108    6,913,633.1     92,645       Defined                      92,645

Magellan Health Services       Com     559079108    2,369,706.2    565,900       Defined                     565,900

Matrix Pharmaceutical          Com     576844104    5,535,246.8  2,643,700       Defined                   2,643,700

Matsushita Electric Co.        Com     576879209    6,803,899.3     35,185       Defined                      35,185

Miller Herman Inc.             Com     600544100    3,168,200.0    173,600       Defined                     173,600

Nautica Enterprises Inc.       Com     639089101    2,537,393.7    224,300       Defined                     224,300

Newmont Mining                 Com     651639106    2,623,481.2    148,850       Defined                     148,850

Northstar Capital Investment   Com     66704F205      440,817.0     27,768       Defined                      27,768

NVR Inc.                       Com     62944T105   22,637,975.0    537,400       Defined                     537,400

Orange Company                 Com     684177108    1,177,218.1    221,594       Defined                     221,594

Payless Shoesource             Com     70437910     5,631,150.0    121,100       Defined                     121,100

Remedy Corp.                   Com     759548100    7,322,000.0    523,000       Defined                     523,000

RF Monolithics Inc.            Com     74955F106    4,318,256.2    697,900       Defined                     697,900

Royal Gold Inc.                Com     780287108      328,000.0     82,000       Defined                      82,000

Scientific Games Holdings      Com     808747109    2,742,375.0    154,500       Defined                     154,500

Signature Inns Pfd             Com     826680308      152,375.0     11,500       Defined                      11,500

Spectrum Control               Com     847615101    1,914,943.7    457,300       Defined                     457,300

Stimsonite                     Com     860832104    6,829,542.1    847,075       Defined                     847,075

Symantec Corp.                 Com     871503108    6,456,575.0    381,200       Defined                     381,200

Toys R' Us                     Com     892335100    4,232,812.5    225,000       Defined                     225,000

Vicorp Restaurants             Com     925817108   13,076,800.0    817,300       Defined                     817,300

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